Accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting policies
Description of accounting policies and methods of computation followed in interim financial statements

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2019 annual financial statements. This condensed interim report does not include all the disclosures required in the annual financial statements, and should be read in conjunction with the company’s annual financial statements as of December 31, 2019.